May 14, 2019
Growth Fund
Growth Fund
VALIC Company I Growth Fund (the “Fund”) Supplement dated May 14, 2019, to the Fund’s Summary Prospectus and Prospectus dated October 1, 2018, as supplemented and amended to date

At an in-person meeting held on April 29-30, 2019 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”) approved the termination of American Century Investment Management, Inc. (“American Century”) as the subadviser to the Growth Fund (the “Fund”) and approved the appointment of BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica Asset Management, LLC (“SunAmerica” and, together with BlackRock, the “Subadvisers”) as co-subadvisers to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques. The Fund intends to file an amendment to its registration statement with the Securities and Exchange Commission (“SEC”) reflecting the changes to the Fund’s subadvisers, principal investment strategies and techniques, and corresponding changes to the Fund’s risks. This filing will be subject to review by the SEC and is scheduled to become effective approximately 60 days after the expected filing date of August 1, 2019. The filing is expected to become effective on or about September 30, 2019 (the “Effective Date”).

The Fund currently attempts to achieve its investment objective by allocating its assets among four investment strategies: a growth strategy, a U.S. premier large cap growth strategy, a disciplined growth strategy and an international growth strategy. American Century employs both strategic and tactical approaches when allocating the Fund’s assets among the four strategies, and seeks to strategically diversify the Fund’s assets while maintaining the flexibility to tactically allocate its investments among the four strategies in response to market conditions and other factors. While the growth, U.S. premier large cap growth and disciplined growth strategies invest primarily in U.S. companies, they may also invest in securities of foreign companies, including companies located in emerging markets. The Fund may invest up to 20% of its net assets in foreign securities, including emerging market securities.

As of the Effective Date, the Fund will attempt to achieve its investment objective by investing primarily in common stock of companies that are selected based on such factors as strong earnings, strong sales and revenue growth and capital appreciation potential. The Fund will emphasize common stock of companies with mid- to large-stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund generally will invest at least 65% of its total assets in equity securities, which may consist of common stock and American Depositary Receipts (“ADRs”). The Fund may invest without limitation in the securities of foreign companies in the form of ADRs. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies, including companies located in emerging markets.

The Fund’s assets will not necessarily be divided equally among the Subadvisers. Approximately 25% of the Fund’s assets will be allocated to one Subadviser that will passively manage a portion of the assets allocated to it by seeking to track an index, and the remainder of the Fund’s assets will be allocated to the other Subadviser.

At the Meeting, the Board approved an amendment to the existing investment subadvisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and BlackRock (the “BlackRock Subadvisory Agreement”). The Board also approved an amendment to the investment subadvisory agreement between VALIC and SunAmerica, which will become effective if approved by shareholders of the Fund (the “SunAmerica Subadvisory Agreement”). Additionally, the Board approved an Amended and Restated Advisory Fee Waiver Agreement (“Advisory Fee Waiver Agreement”) between VALIC and VC I on behalf of the Fund, which will become effective on the Effective Date.

The Board has the authority, pursuant to an exemptive order granted by the SEC, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information about BlackRock, the BlackRock Subadvisory Agreement and the Advisory Fee Waiver Agreement. The SunAmerica Subadvisory Agreement is subject to shareholder approval. The Board has called a special meeting of the Fund’s shareholders to be held on or about July 18, 2019, to consider the proposal to approve the SunAmerica Subadvisory Agreement. Shareholders of record on the record date, entitled to notice of and to vote at the special meeting, will receive information on how to access proxy materials describing the proposal in more detail. Each of the BlackRock Subadvisory Agreement and the SunAmerica Subadvisory Agreement are expected to become effective on the Effective Date, if the SunAmerica Subadvisory Agreement is approved by shareholders of the Fund.

Once the changes to the Fund’s principal investment strategies and techniques become effective, an updated prospectus reflecting these changes will be mailed to shareholders of the Fund. The updated prospectus will include additional information about the changes to the Fund’s investment objective, principal investment strategies, techniques and risks. Please read the prospectus carefully.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.